14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant non-cash transactions from continued operations:
Acquisition of property, plant and equipment through an increase in trade payables	$ 639	$ (3,898)	$ (1,128)
Borrowing costs capitalized in property, plant and equipment	(282)	(602)	(880)
Decreases of property, plant and equipment through an increase in other receivables	439	0	0
Decrease in borrowings through offsetting with trade receivables	0	0	(508)
Increase in asset retirement obligation provision	1,272	(59)	(332)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	(819)	718	200
Outstanding receivable for the sale of interests in subsidiaries and financial assets	0	0	(2,521)
Decrease in loans through compensation with trade receivables and other receivables	0	0	(2,477)
Decrease in loans through compensation with other credits	0	0	(4,098)
Collection of other credits through the delivery of government bonds	0	0	1,055
Significant non-cash transactions from discontinued operations:
Acquisition of property, plant and equipment through an increase in trade payables	0	(13)	(82)
Decrease (increase) in asset retirement obligation provision	0	464	(429)
Dividends pending collection	$ 0	$ 551	$ 0